Vanguard Long-Term Tax-Exempt Fund Average Annual Total Returns - Retail Prospectus [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.25%	0.80%	2.34%
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent	3.84%	0.82%	2.64%
Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.84%	0.79%	2.58%
Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.78%	1.32%	2.75%
Admiral Shares
Prospectus [Line Items]
Average Annual Return, Percent	3.92%	0.90%	2.72%